Cash and Investments - Net gains (losses) on investments (Details) $ in Millions, ₨ in Billions		1 Months Ended		12 Months Ended
	Dec. 08, 2020 USD ($)	Jun. 30, 2021	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2020 USD ($)
Cash and Investments
Net gains (losses) on investments				$ 3,445.1		$ 313.1
Proceeds from sales of interests in associates				809.2		139.8
Share of profit (loss) of associates				402.0		(112.8)
Proceeds from issue of bonds, notes and debentures				2,545.7		287.2
Davos Brands
Cash and Investments
Net realized gains (losses)			$ 19.3
Proceeds from sales of interests in associates			$ 58.6
Go Digit Infoworks Services Private Limited
Cash and Investments
Ownership percentage		49.00%
Helios Fairfax Partners Corporation
Cash and Investments
Net realized gains (losses)	$ (61.5)
IIFL Finance Limited
Cash and Investments
Net realized gains (losses)				42.0
Proceeds from sales of interests in associates				113.7	₨ 8.6
Associates
Cash and Investments
Net realized gains (losses)				56.4		8.6
Net gains (losses) on investments				56.4		8.6
Share of profit (loss) of associates				402.0		(112.8)
Associates | IIFL Finance Limited
Cash and Investments
Net realized gains (losses)				42.0
Proceeds from sales of interests in associates				113.7	₨ 8.6
Subsidiaries
Cash and Investments
Net realized gains (losses)				190.3		(78.5)
Net gains (losses) on investments				190.3		(78.5)
Other
Cash and Investments
Net realized gains (losses)				122.1		(19.9)
Net change in unrealized gains (losses)				(178.7)		8.5
Net gains (losses) on investments				(56.6)		(11.4)
Bonds
Cash and Investments
Net realized gains (losses)				338.2		112.1
Net change in unrealized gains (losses)				(523.5)		593.5
Net gains (losses) on investments				(185.3)		705.6
Preferred stocks
Cash and Investments
Net realized gains (losses)				2.2
Net change in unrealized gains (losses)				1,509.5		10.0
Net gains (losses) on investments				1,511.7		10.0
Common stocks.
Cash and Investments
Net realized gains (losses)				488.0		243.7
Net change in unrealized gains (losses)				852.3		(212.4)
Net gains (losses) on investments				1,340.3		31.3
Debt and equity securities
Cash and Investments
Net realized gains (losses)				828.4		355.8
Net change in unrealized gains (losses)				1,838.3		391.1
Net gains (losses) on investments				2,666.7		746.9
Derivatives and foreign currency net gains (losses)
Cash and Investments
Net realized gains (losses)				1,463.0		(669.1)
Net change in unrealized gains (losses)				1,982.1		982.2
Net gains (losses) on investments				3,445.1		313.1
Derivatives
Cash and Investments
Net realized gains (losses)				330.3		(869.4)
Net change in unrealized gains (losses)				351.1		461.3
Net gains (losses) on investments				681.4		(408.1)
Equity total return swaps - short positions
Cash and Investments
Net realized gains (losses)						(613.2)
Net change in unrealized gains (losses)						84.6
Net gains (losses) on investments						(528.6)
Equity total return swaps - long positions
Cash and Investments
Net realized gains (losses)				439.6		207.4
Net change in unrealized gains (losses)				(32.1)		118.2
Net gains (losses) on investments				407.5		325.6
Equity warrants and options
Cash and Investments
Net realized gains (losses)				15.8		(1.6)
Net change in unrealized gains (losses)				98.4		(54.7)
Net gains (losses) on investments				114.2		(56.3)
CPI-linked derivatives
Cash and Investments
Net realized gains (losses)				(108.5)		(300.0)
Net change in unrealized gains (losses)				113.8		286.1
Net gains (losses) on investments				5.3		(13.9)
U.S. treasury bond forwards
Cash and Investments
Net realized gains (losses)				26.0		(103.0)
Net change in unrealized gains (losses)				(0.3)		1.0
Net gains (losses) on investments				25.7		(102.0)
Other derivative contracts
Cash and Investments
Net realized gains (losses)				(42.6)		(59.0)
Net change in unrealized gains (losses)				171.3		26.1
Net gains (losses) on investments				128.7		(32.9)
Gains on derivatives				109.9
Foreign currency net gains (losses)
Cash and Investments
Net realized gains (losses)				(64.5)		(65.7)
Net change in unrealized gains (losses)				(28.6)		121.3
Net gains (losses) on investments				(93.1)		55.6
Investing activities
Cash and Investments
Net realized gains (losses)				(43.5)		(51.0)
Net change in unrealized gains (losses)				(78.8)		156.4
Net gains (losses) on investments				(122.3)		105.4
Underwriting activities
Cash and Investments
Net realized gains (losses)				41.2		(16.8)
Net gains (losses) on investments				41.2		(16.8)
Foreign currency contracts
Cash and Investments
Net realized gains (losses)				(62.2)		2.1
Net change in unrealized gains (losses)				50.2		(35.1)
Net gains (losses) on investments				(12.0)		$ (33.0)
Go Digit Infoworks Services Private Limited | Preferred stocks
Cash and Investments
Net gains (losses) on investments				$ 1,490.3